Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employees Benefits
Schedule of assets and actuarial liabilities

	FAF		Plan II
	12.31.24	12.31.23	12.31.24	12.31.23
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	3,181,366	3,348,786	20,547	21,789
Fair value of assets	(3,734,685)	(3,647,431)	(21,712)	(22,845)
(Surplus) Deficit	(553,319)	(298,645)	(1,165)	(1,056)
Irrecoverable surplus - (asset ceiling)	553,319	298,645	1,165	1,056
Net actuarial (assets) liabilities	-	-	-	-

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	298,645	482,263	1,056	1,923
Interest on irrecoverable surplus	28,491	47,021	99	187
Changes in irrecoverable surplus during the year	226,183	(230,639)	10	(1,054)
Ending balance of irrecoverable surplus	553,319	298,645	1,165	1,056

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	3,348,786	3,121,348	21,789	20,822
Interest on actuarial obligations	308,002	293,231	1,963	1,935
Current service cost	19,226	18,153	-	-
Benefit paid	(229,382)	(233,865)	(1,937)	(1,947)
Actuarial losses - experience	35,984	81,782	377	460
Actuarial (gains) losses - economic hypotheses	(301,250)	68,137	(1,645)	519
Actuarial (gains) losses - demographic hypothesis	-	-	-	-
Ending balance of actuarial liabilities	3,181,366	3,348,786	20,547	21,789

Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(3,647,431)	(3,603,611)	(22,845)	(22,745)
Interest income on assets plan	(336,492)	(340,252)	(2,062)	(2,122)
Benefit paid	229,382	233,865	1,937	1,947
Return on assets higher (lower) than projection	19,856	62,567	1,258	75
Ending Balance of the fair value of the assets	(3,734,685)	(3,647,431)	(21,712)	(22,845)

Rollforward of comprehensive income
Beginning balance	18,153	23,190	-	3,385
Reversion to accumulated losses	(18,153)	(23,190)	-	(3,385)
Actuarial gains (losses)	265,266	(149,919)	1,268	(979)
Return on assets higher (lower) than projection	(19,856)	(62,567)	(1,258)	(75)
Changes on irrecoverable surplus	(226,183)	230,639	(10)	1,054
Ending balance of comprehensive income	19,227	18,153	-	-

Costs recognized in statement of income
Current service costs	(19,226)	(18,153)	-	-
Interest on actuarial obligations	(308,002)	(293,231)	(1,963)	(1,935)
Projected return on assets	336,492	340,252	2,062	2,122
Interest on irrecoverable surplus	(28,491)	(47,021)	(99)	(187)
Costs recognized in statement of income	(19,227)	(18,153)	-	-

Estimated costs for the next year
Costs of defined benefit	(16,927)	(19,226)	-	-
Estimated costs for the next year	(16,927)	(19,226)	-	-

Schedule of actuarial assumptions and demographic data

	FAF		Plan II
	12.31.24	12.31.23	12.31.24	12.31.23
Actuarial assumptions
Economic hypothesis
Discount rate	10.49%	9.54%	10.44%	9.43%
Inflation rate	3.50%	3.50%	3.50%	3.50%
Wage growth rate	4.60%	4.60%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 Basic, by gender	AT-2000 Basic, by gender	AT-2000 Basic, by gender	AT-2000 Basic, by gender
Mortality schedule - Disabled	CSO-58	CSO-58	CSO-58	CSO-58
Demographic data
Number of active participants	5,030	5,314	-	-
Number of beneficiary participants assisted	8,171	7,972	51	51

Schedule of composition of the investment portfolios

	FAF				Plan II
	12.31.24		12.31.23		12.31.24		12.31.23
Composition of the fund's portfolio
Fixed income	2,919,403	78.2%	2,607,913	71.5%	19,424	89.5%	20,629	90.3%
Variable income	361,891	9.7%	339,211	9.3%	1,874	8.6%	937	4.1%
Real estate	308,858	8.3%	368,391	10.1%	-	0.0%	23	0.1%
Other	144,533	3.9%	331,916	9.1%	414	1.9%	1,256	5.5%
	3,734,685	100.0%	3,647,431	100.0%	21,712	100.0%	22,845	100.0%
% of nominal return on assets	9.23%		9.44%		9.03%		9.33%

Schedule of amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations

	FAF	Plan II
2025	252,912	2,038
2026	252,642	2,016
2027	253,066	1,991
2028	252,502	1,961
2029	253,677	1,927
2030 to 2034	1,289,942	8,934
Weighted average duration - in years	10.10	8.20

Schedule of quantitative sensitivity analysis regarding the relevant assumptions of defined benefit plan FAF

	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities	Average rate	Actuarial liabilities
Benefit plan - FAF
Discount rate	10.49%	11.49%	2,903,579	9.49%	3,510,948
Wage growth rate (1)	1.06%	2.06%	3,206,208	0.06%	3,160,684
(1)	Actual rate.

Schedule of employees benefits

	Liabilities
	12.31.24	12.31.23
Medical assistance	61,278	66,245
F.G.T.S. Penalty (1)	75,771	70,535
Award for length of service	111,071	125,991
Other (2)	314,283	278,050
	562,403	540,821

Current	95,276	86,423
Non-current	467,127	454,398
(1)	FGTS – Government Severance Indemnity Fund for Employees.
(2)	Includes retirement bonus, life insurance and liabilities related to subsidiaries located abroad, if certain conditions are met upon termination, in accordance with the legislation of each country.

Schedule of actuarial liabilities related to other benefits

	Medical plan		F.G.T.S. penalty		Award for length of service		Other (1)
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Composition of actuarial liabilities
Present value of actuarial liabilities	61,278	66,245	75,771	70,535	111,071	125,991	314,283	278,050
Net actuarial liabilities	61,278	66,245	75,771	70,535	111,071	125,991	314,283	278,050

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	66,245	119,729	70,535	60,657	125,991	112,225	278,050	228,700
Interest on actuarial liabilities	6,268	11,434	5,668	5,052	10,893	10,104	36,487	16,947
Current service costs	19	508	3,021	2,669	6,146	5,707	31,573	22,123
Past service costs	-	-	-	-	(15,040)	-	-	3,326
Benefits paid directly by the Company	(3,679)	(4,562)	(5,146)	(4,937)	(20,995)	(16,201)	(24,850)	(44,141)
Business combination	-	-	-	-	-	-	-	-
Actuarial (gains) losses - experience	1,350	(62,276)	5,952	5,938	11,472	12,745	81,695	103,847
Actuarial (gains) losses - demographic hypothesis	(811)	-	-	-	-	-	(122)	(6,504)
Actuarial (gains) losses - economic hypothesis	(8,114)	1,412	(4,258)	1,156	(7,397)	1,411	(124,617)	(6,747)
Actuarial (gains) losses - exchange variation	-	-	-	-	-	-	36,067	(39,501)
Ending balance of liabilities	61,278	66,245	75,772	70,535	111,070	125,991	314,283	278,050

Rollforward of the fair value of the assets
Benefits paid directly by the Company	3,679	4,562	5,146	4,937	20,995	16,201	24,850	44,141
Contributions of the sponsor	(3,679)	(4,562)	(5,146)	(4,937)	(20,995)	(16,201)	(24,850)	(44,141)
Ending Balance of the fair value of the assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	110,432	49,568	(12,165)	(5,071)	-	-	(134,273)	(84,008)
Actuarial gains (losses)	7,575	60,864	(1,694)	(7,094)	-	-	43,044	(90,596)
Exchange variation	-	-	-	-	-	-	36,067	40,331
Ending balance of comprehensive income	118,007	110,432	(13,859)	(12,165)	-	-	(55,162)	(134,273)

Costs recognized in statement of income
Interest on actuarial liabilities	(6,268)	(11,434)	(5,668)	(5,052)	(10,893)	(10,104)	(36,487)	(16,947)
Current service costs	(19)	(508)	(3,021)	(2,669)	(6,146)	(5,707)	(31,573)	(22,123)
Past service costs	-	-	-	-	15,040	-	-	(3,326)
Immediate recognition of reduction	-	-	-	-	(4,075)	(14,156)	-	-
Cost recognized in statement of income	(6,287)	(11,942)	(8,689)	(7,721)	(6,074)	(29,967)	(68,060)	(42,396)

Estimated costs for the next year
Current service costs	-	(19)	(3,103)	(3,021)	(5,423)	(6,146)	(2,257)	(30,317)
Interest on actuarial liabilities	(6,265)	(6,268)	-	(5,669)	-	(10,893)	-	(35,728)
Estimated costs for the next year	(6,265)	(6,287)	(3,103)	(8,690)	(5,423)	(17,039)	(2,257)	(66,045)
(1)	Considers the sum of the retirement compensation, life insurance benefits and compensation for time of service granted in certain subsidiaries of Company.

Schedule of main actuarial assumptions and demographic data

	Medical plan		F.G.T.S. penalty		Other (1)
Actuarial assumptions	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Economic hypothesis
Discount rate	9.61%	9.61%	10.61%	9.42%	10.61%	13.77%
Inflation rate	3.50%	3.50%	3.50%	3.50%	3.50%	11.75%
Medical inflation	6.60%	6.60%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	3.50%	3.50%	3.50%	8.34%
F.G.T.S. balance growth	N/A	N/A	3.50%	3.41%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 Basic by gender	AT-2000 Basic by gender	AT-2000 Basic by gender	AT-2000 Basic by gender
Disability entry schedule	N/A	N/A	Vindas Álvaro's attenuated 30%	Vindas Álvaro's attenuated 30%
Schedule of turnover - BRF's historical	2024	2023	2024	2023
Demoraphic data
Number of active participants	-	1,015	93,575	92,120
Number of assisted beneficiary participants	1,189	1,415	-	-
(1)	Includes retirement bonus and life insurance benefits.

Schedule of future payments

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Other	Total

2025	2,055	25,006	17,979	50,236	95,276
2026	2,472	5,788	15,904	25,247	49,411
2027	2,922	6,343	15,231	27,544	52,040
2028	3,294	6,233	18,204	28,432	56,163
2029	3,779	7,791	17,757	29,827	59,154
2030 to 2034	26,569	46,271	80,764	275,565	429,169
Weighted average duration - in years	15.20	5.10	4.80	7.64

Schedule of sensitivity analysis post-employment plans

	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities	Average (%)	Actuarial liabilities
Medical plan
Discount rate	9.61%	11.43%	52,860	9.43%	71,376
Medical inflation	6.60%	7.60%	71,411	5.60%	52,721
Award for length of service
Discount rate	10.66%	11.66%	106,477	9.66%	116,108
Turnover	Historical	+3%	95,576	-3%	131,456
F.G.T.S. penalty
Discount rate	10.61%	11.61%	72,486	9.61%	79,451
Wage growth rate	3.50%	4.50%	76,423	2.50%	75,170
Turnover	Historical	+3%	65,196	-3%	90,708